Shareholder Fees	Apr. 30, 2026 USD ($)
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 25
Maximum Account Fee	15
Shareholder Fee, Other	$ 15
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 25
Maximum Account Fee	15
Shareholder Fee, Other	$ 15
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 25
Maximum Account Fee	15
Shareholder Fee, Other	$ 15
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, No Load Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 25
Maximum Account Fee	15
Shareholder Fee, Other	$ 15
No Load Class Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
No Load Class Prospectus | Kinetics Global Fund | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
No Load Class Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
No Load Class Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Advisor Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Advisor Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Global Fund | Kinetics Global Fund, Advisor Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Global Fund | Kinetics Global Fund, Advisor Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Advisor Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Advisor Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class Prospectus | Kinetics Global Fund | Kinetics Global Fund, Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A CDSC of 1.00% will be charged on Advisor Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.